Secured Term Loan Facilities and Revolving Credit Facilities - Annual Principal Payments to Term Loans and Revolving Credit Facilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Less: current portion	$ 252,333	$ 123,024
Secured Term Loan Facilities and Revolving Credit Facilities
Debt Instrument [Line Items]
Due within one year	252,333	123,024
Due between one year and two years	121,321	292,616
Due between two years and three years	81,644	107,216
Due between three years and four years	131,822	67,539
Due between four years and five years	98,933	93,931
Thereafter	74,506	126,171
Total	760,559	810,497
Less: current portion	252,333	123,024
Non-current portion	$ 508,226	$ 687,473